Stock-Based Compensation - Summary of Stock Options Available for Grant (Detail) - shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant [Roll Forward]
Shares Available for Grant, Beginning balance	23,744,816	25,458,910
Granted	(800,437)	(1,714,094)
Shares Available for Grant, Ending balance	22,944,379	23,744,816